Note 31 - Commitments and Guarantees (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Premises and equipment leasing	$5,035	$9,902	$6,306	$-	$21,243
Gas, electricity and non-commodity contracts	1,899,713	1,439,479	119,212	42,089	3,500,493
	$1,904,748	$1,449,381	$125,518	$42,089	$3,521,736